Earnings per share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings per share
Shares excluded from the calculation of diluted earnings (loss) per share	87	78	59
Amounts attributable to ABB shareholders
Income from continuing operations, net of tax	$ 1,883	$ 1,930	$ 2,570
Income from discontinued operations, net of tax	16	3	24
Net income attributable to ABB	$ 1,899	$ 1,933	$ 2,594
Weighted-average number of shares outstanding (in shares)	2,151	2,226	2,288
Income from continuing operations (in dollars per share)	$ 0.88	$ 0.87	$ 1.12
Income from discontinued operations, net of tax (in dollars per share)			0.01
Net income (in dollars per share)	$ 0.88	$ 0.87	$ 1.13
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	$ 1,883	$ 1,930	$ 2,570
Income from discontinued operations, net of tax	16	3	24
Net income attributable to ABB	$ 1,899	$ 1,933	$ 2,594
Weighted-average number of shares outstanding (in shares)	2,151	2,226	2,288
Effect of dilutive securities:
Call options and shares	3	4	7
Adjusted weighted-average number of shares outstanding (in shares)	2,154	2,230	2,295
Income from continuing operations (in dollars per share)	$ 0.87	$ 0.87	$ 1.12
Income (loss) from discontinued operations, net of tax (in dollars per share)	0.01		0.01
Net income (in dollars per share)	$ 0.88	$ 0.87	$ 1.13